Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Aug. 07, 2016	Jul. 27, 2016	Jun. 30, 2016
Reverse Stock Split			25:1 reverse stock split
Number of shares issued			1,335,537
Outstanding balance			$ 213,667
Loan reclassified as current			$ 213,667
Subsequent Event
Consecutive business days below minimum enquirement		30 days
Minimum bid price requirement		$ 1
Grace period to regain compliance		180 days
Reverse Stock Split		1-for-4 reverse stock split
Number of shares issued	11,383,894
Subsequent Event | Secured term loan facility at June 20, 2008
Outstanding balance		$ 18,250
Principal amount		103,200
Loan reclassified as current		$ 18,250
Subsequent Event | Series C Convertible Preferred Stock
Shares converted	3,935